UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	120 S. LaSalle Street
         	Suite 1330
         	Chicago, IL  60603

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Asst Vice President
Phone:    	312-759-3360
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    Noember 14, 2001

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	55

Form 13F Information Table Value Total:   	$129,862



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              G0070K103     3534   122395 SH       SOLE                   122395
ALLTEL CORP                    COM              020039103     5112    88210 SH       SOLE                    88210
AMERISOURCEBERGEN CORP         COM              03073E105     3177    44771 SH       SOLE                    44771
AT&T WIRELESS CORP             COM              00209A106     1659   111056 SH       SOLE                   111056
AVENTIS                        COM              053561106     4996    66540 SH       SOLE                    66540
BANK ONE CORP                  COM              06423A103     2240    71189 SH       SOLE                    71189
BELLSOUTH CORP                 COM              079860102      327     7864 SH       SOLE                     7864
BERKSHIRE HATHAWAY INC - CL B  COM              084670207     4152     1782 SH       SOLE                     1782
BOSTON SCIENTIFIC              COM              101137107     4095   199780 SH       SOLE                   199780
BURLINGTON RESOURCES           COM              122014103     3282    95950 SH       SOLE                    95950
CANADIAN NATL RAILWAY CO       COM              136375102      236     6200 SH       SOLE                     6200
CENTURYTEL, INC.               COM              156700106     3640   108660 SH       SOLE                   108660
CHEVRON CORP                   COM              166751107     3637    42920 SH       SOLE                    42920
CITIGROUP INC                  COM              172967101      233     5748 SH       SOLE                     5748
CORNING INC                    COM              219350105      112    12690 SH       SOLE                    12690
CVS CORP                       COM              126650100     3954   119083 SH       SOLE                   119083
DELL COMPUTERS                 COM              247025109     3632   196005 SH       SOLE                   196005
ELAN PLC ADR                   COM              284131208     5194   107207 SH       SOLE                   107207
EXXON MOBIL CORP               COM              30231G102      431    10940 SH       SOLE                    10940
FLEETBOSTON FINANCIAL CORP     COM              339030108     4107   111755 SH       SOLE                   111755
FORTUNE BRANDS                 COM              349631101     3430   102378 SH       SOLE                   102378
GENERAL ELECTRIC               COM              369604103      946    25420 SH       SOLE                    25420
HEALTH MGMT ASSOCIATES INC     COM              421933102      281    13535 SH       SOLE                    13535
HEALTHSOUTH CORP               COM              421924101     5526   339857 SH       SOLE                   339857
HONEYWELL INC                  COM              438516106     1702    64485 SH       SOLE                    64485
INTEL CORP                     COM              458140100      421    20620 SH       SOLE                    20620
INTL BUS MACHINES              COM              459200101      284     3096 SH       SOLE                     3096
ISHARES S&P SMALL CAP 600 INDE COM              464287804      580     6075 SH       SOLE                     6075
JP MORGAN CHASE & CO           COM              46625H100     3029    88693 SH       SOLE                    88693
KERR MCGEE CORP                COM              492386107     3462    66685 SH       SOLE                    66685
KIMBERLY CLARK                 COM              494368103     3573    57630 SH       SOLE                    57630
KROGER                         COM              501044101     5225   212050 SH       SOLE                   212050
LILLY ELI CO                   COM              532457108      359     4450 SH       SOLE                     4450
MB FINANCIAL INC               COM              55263d107      290    11585 SH       SOLE                    11585
MERCK & CO                     COM              589331107      258     3875 SH       SOLE                     3875
MINNESOTA MINING & MFG         COM              604059105     4322    43920 SH       SOLE                    43920
MOTOROLA                       COM              620076109     3274   209865 SH       SOLE                   209865
NATIONAL SEMICONDUCTOR CORP    COM              637640103     3751   170515 SH       SOLE                   170515
NEWS CORP LTD ADR NEW          COM              652487703     3322   137845 SH       SOLE                   137845
NU HORIZONS ELECTRONICS        COM              669908105      140    18515 SH       SOLE                    18515
PFIZER INC                     COM              717081103      338     8430 SH       SOLE                     8430
PHILLIPS PETROLEUM             COM              718507106      422     7817 SH       SOLE                     7817
SBC COMMUNICATIONS             COM              78387G103      426     9050 SH       SOLE                     9050
SUNGUARD DATA SYSTEMS          COM              867363103      360    15420 SH       SOLE                    15420
TARGET CORP                    COM              87612E106     3389   106743 SH       SOLE                   106743
TENET HEATHCARE CORP           COM              88033G100      340     5700 SH       SOLE                     5700
TEXAS INSTRUMENTS              COM              882508104     2590   103675 SH       SOLE                   103675
UNISYS CORP                    COM              909214108     3315   382750 SH       SOLE                   382750
UNUMPROVIDENT CORPORATION      COM              91529Y106     3603   142685 SH       SOLE                   142685
VERIZON COMMUNICATIONS         COM              92343V104      238     4392 SH       SOLE                     4392
WALT DISNEY CO                 COM              254687106     2538   136331 SH       SOLE                   136331
WASHINGTON MUTUAL INC          COM              939322103     3915   101731 SH       SOLE                   101731
WASTE MANAGEMENT INC           COM              94106L109     2516    94087 SH       SOLE                    94087
WILLIAMS COMMUNICATIONS GROUP  COM              969455104      138   117201 SH       SOLE                   117201
WILLIAMS COS                   COM              969457100     3809   139518 SH       SOLE                   139518